Dear Shareholder

The first 6 months of 1998 can only be described as one of those unique periods, which seem to occur every ten or fifteen years, in which the stock market assumes a very noticeable split personality. The distinctive characteristics are the participation of fewer companies in market rallies and generally deteriorating fundamentals. We must look back to the spring of 1973 and summer of 1987 to find comparable examples.

The very largest market capitalization companies drive the major market averages such as the Dow Jones Industrials, the S&P 500 and the Russell 3000, because all are capitalization weighted. Today, even the NASDAQ, dominated by Microsoft, Cisco and Intel, has lost its emerging company character. Since the beginning of 1998, the performance of portfolios, which did not consist of most of the twenty or so largest companies, generally fell far behind the market averages. One noticeable exception was the Maxus Laureate Fund, which had an outstanding six months.

All of the major market indices made most their gains in February when fourth quarter 1997 earnings appeared to be stronger than expected and money fleeing the deteriorating Asian economies sought the most recognizable and liquid names available. As the large capitalization companies surged in value, their dominance of the market averages became even more pronounced and the need to own them appeared to be even more necessary.

What distinguishes recent months from comparable periods during the last 25 years is magnitude of divergence. The very large companies appeared significantly overvalued on both the fundamental and historical standards while the smaller companies appear to be significantly undervalued on both counts. The Maxus Equity Fund, Maxus Aggressive Value Fund and the Maxus Ohio Heartland Fund have been focused on the latter, with the expectation that in the months and years ahead, stock market valuations will again reflect rational investment decisions.

Maxus Laureate Fund
                                                         Schedule of Investments
                                                                    June 30,1998
Shares/Principal Amount                               Market Value   % of Assets

Mutual Funds Equity
    137    Heartland Value Fund                           4,827
  9,892    Invesco European                             202,095
 12,841    Invesco Financial Services                   417,721
 19,499    Janus Overseas Fund                          415,324
 18,134    Montgomery Global Communication              414,900
 21,822    Montgomery Select 50 Fund                    458,047
    143    Mutual Series Discovery Class Z                3,021
    232    Mutual Series European Class Z                 3,491
    274    Mutual Series Qualified Class Z                5,409
    239    Mutual Series Shares Class Z                   5,430
     71    Oakmark Small Cap Fund                         1,387
 18,266    Robertson Steohens Inv Emerging Growth       412,619
  8,078    Rydex Nova Fund                              248,546
 21,506    Rydex OTC Fund                               653,794
  3,983    Turner Small Cap Equity Fund                 113,082
    0.3    Warburg Pincus Fixed Income                        3
                                                      3,359,696       82.60%

Cash and Equivalents
725,603    Star Bank Treasury                           725,603       17.84%

        Total Investments                             4,085,299      100.44%

        Other Assets Less Liabilities                   (17,988)      -0.44%

        Net Assets - Equivalent                       4,067,311      100.00%

*Non-income producing securities.
    The accompanying notes are an integral part of the financial statements.

Statement of Assets & Liabilities
Maxus Laureate Fund                                    June 30, 1998 (unaudited)

                                                                    Laureate
                                                                      Fund
Assets:
     Investment Securities at Market Value                          4,085,299
      (Identified Costs - $3,780,198)
     Cash                                                               5,643
     Receivables:
       Receivable for investment securities sold                            -
       Dividends and interest receivable                                7,742
     Unamortized organization costs                                         -
Total Assets                                                        4,098,684

Liabilities:
     Payable for investment purchased                                       -
     Payable for shareholder distributions                                  -
     Accrued Expenses                                                  31,373
Total Liabilities                                                      31,373
                                                                    4,067,311
Net Assets:
     Capital Paid In                                                3,452,259
     Undistributed Net Investment Income                              (33,237)
     Accumulated Realized Gain (Loss) on Investments - Net            343,188
     Unrealized Appreciation in Value
          of Investments Based on Identified Cost - Net               305,101
Net Assets                                                          4,067,311

Net Assets
     Investors Shares                                               4,067,311
     Institutional Shares                                                   -
          Total                                                     4,067,311

Shares of capital stock
     Investors Shares                                                 327,671
     Institutional Shares                                                   -
          Total                                                       327,671

Net asset value
     Investors Shares                                                  $12.41
     Institutional Shares                                              $12.41
    The accompanying notes are an integral part of the financial statements.

Statement of Operations
Maxus Laureate Fund                                    June 30, 1998 (unaudited)

                                                                     Laureate
                                                                       Fund
Investment Income:
Dividend income                                                       $18,682
Interest income                                                             -
Total Income                                                           18,682
Expenses:
Investment advisory fees (Note 2)                                      17,098
Distribution fees (Investor shares)                                     8,549
Distribution  fees  (Institutional  shares)                                 -
Custodial fees                                                          1,036
Organization costs                                                      1,149
Transfer agent fees/Accounting and Pricing                             10,442
Legal                                                                   4,725
Audit                                                                   3,200
Registration and filing fees                                            1,838
Printing & Other Miscellaneous                                          3,980
Gross Expenses                                                         52,017

Net Investment Income (Loss)                                          (33,335)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments                                   361,808
Distribution of Realized Capital Gains from other
 Investment Companies                                                     276
Unrealized Gain (Loss) from Appreciation (Depreciation)
 on Investments                                                       294,342
Net Realized and Unrealized Gain (Loss) on Investments                656,426

Net Increase (Decrease) in Net Assets from Operations                $623,091

    The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Maxus Laureate Fund                                    June 30, 1998 (unaudited)

                                                          Maxus Laureate Fund
                                                        01/01/98       01/01/97
                                                           to             to
                                                        06/30/98       12/31/97
From Operations:
     Net Investment Income                               (33,335)       155,271
     Net Realized Gain (Loss) on Investments             362,084        156,212
     Net Unrealized Appreciation (Depreciation)          294,342        (95,242)
Increase (Decrease) in Net Assets from Operations        623,091        216,241

Distributions to investor shareholders:
     Net Investment Income                                     -       (155,173)
     Net Realized Gain (Loss) from Security Transactions       -       (156,184)

Distributions to institutional shareholders:
     Net Investment Income                                     -              -
     Net Realized Gain (Loss) from Security Transactions       -              -
Change in net assets from distributions                        -       (311,357)

From Capital Share Transactions:
     Proceeds from sale of shares                        553,025      1,753,927
     Dividend reinvestment                                     -        293,207
     Cost of shares redeemed                            (504,050)    (1,712,497)
Change in net assets from capital transactions            48,975        334,637
Change in net assets                                     672,066        239,521

Net Assets:
     Beginning of period                               3,395,245      3,155,724
     End of period                                     4,067,311      3,395,245

Share Transactions:
     Issued                                               45,976        155,832
     Reinvested                                                -         28,121
     Redeemed                                            (45,324)      (148,601)
Net increase (decrease) in shares                            652         35,352
Shares outstanding beginning of period                   327,019        291,667
Shares outstanding end of period                         327,671        327,019

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
Maxus Laureate Fund

                                   01/01/98    01/01/97    01/01/96    01/01/95    01/01/94
                                      to          to          to          to          to
                                   06/30/98    12/31/97    12/31/96    12/31/95    12/31/94
Net Asset Value -
     Beginning of Period             10.38       10.82        9.82        9.62        9.96
Net Investment Income                (0.10)       0.52       (0.08)      (0.19)      (0.08)
Net Gains or Losses on Securities
     (realized and unrealized)        2.13        0.07        2.14        1.57       (0.26)
Total from Investment Operations      2.03        0.59        2.06        1.38       (0.34)
Distributions
     Net investment income               -       (0.52)          -           -           -
     Capital gains                       -       (0.51)      (1.06)      (1.18)          -
     Return of capital                   -           -           -           -           -
          Total Distributions            -       (1.03)      (1.06)      (1.18)          -
Net Asset Value -
     End of Period                  $12.41      $10.38      $10.82       $9.82       $9.62

Total Return *                       39.12%       5.49%      21.03%      14.41%      -3.41%

Ratios/Supplemental Data:
Net Assets at end of period
 (thousands)                         4,067       3,395       3,156       1,510       1,998
Ratio of expenses to average
  net assets *                        2.96%       2.49%       3.92%       3.85%       3.60%
Ratio of net income to average
  net assets *                       -1.90%       4.19%      -0.73%      -1.69%      -0.87%
Portfolio turnover rate *             2362%       1511%       1267%       1377%        469%
Average commission per share       0.00171     0.00137     0.00019

* Annualized

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
                                                             MAXUS LAUREATE FUND
                                                       JUNE 30, 1998 (UNAUDITED)


  1.)SIGNIFICANT ACCOUNTING POLICIES
     The Fund is a diversified, open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated February 10, 1993. The Fund has an investment objective of achieving a high total return, a combination of capital appreciation and income, consistent with reasonable risk. This fund pursues its objective by investing exclusively in shares of other open-end registered investment companies, commonly called mutual funds.
     Significant accounting policies of the Fund are presented below:

     SECURITY VALUATION:
     The Fund intends to invest exclusively in other open-end management investment companies (mutual funds). The investments in mutual funds are carried at market value. The market quotation used for mutual funds is the net asset value on the date on which the valuation is made.

     SECURITY TRANSACTION TIMING:
     Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     INCOME TAXES:
     It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

     ESTIMATES:
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


  2.)INVESTMENT ADVISORY AGREEMENT
     The Fund has entered into an investment advisory and administration agreement with Maxus Asset Management Inc, a wholly owned subsidiary of Resource Management Inc. The Investment Advisor receives from the Fund as compensation for its services to the Fund an annual fee of 1% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.


  3.)RELATED PARTY TRANSACTIONS
     Resource Management, Inc. has three wholly owned subsidiaries which provide services to the Fund. These subsidiaries are Maxus Asset Management Inc, Maxus Securities Corp, and Maxus Information Systems Inc. Maxus Asset Management was paid $17,098 in investment advisory fees during the six months ended June 30, 1998. Maxus Securities, who served as the national distributor of the Fund's shares, was reimbursed $8,549 for distribution expenses. Maxus Information Systems, who provides accounting and shareholder services, received fees totaling $10,442 for services rendered to the Fund for the six months ended June 30, 1998. Maxus Securities is a registered broker-dealer. Maxus Securities effected substantially all of the investment portfolio transactions for the Fund. The fees collected by Maxus Securities represent transaction charges imposed by the custodian. Maxus Securities pays these charges to the custodian without a mark-up.

     At June 30, 1998, Maxus Securities Corp owned 10,000 shares in the Fund.

     Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator. Each director who is not an "affiliated person" receives an attendance fee of $100 per meeting.

  4.)CAPITAL STOCK AND DISTRIBUTION
     At June 30, 1998 an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $3,452,259.

     Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences. Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.


  5.)ORGANIZATION COSTS
     Organization costs are being amortized on a straight line basis over a five year period which ending during February, 1998.


  6.)PURCHASES AND SALES OF SECURITIES
     During the six months ended June 30, 1998 purchases and sales of investment
     securities   other  than  U.S.   Government   obligations   and  short-term
     investments aggregated $41,462,677 and $42,064,701 respectively.


  7.)FINANCIAL INSTRUMENTS DISCLOSURE
     There are no reportable financial instruments which have any off-balance sheet risk as of June 30, 1998.


  8.)SECURITY TRANSACTIONS
     For Federal income tax purposes, the cost of investments owned at June 30, 1998 was the same as identified cost.

     At June 30, 1998, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation              (Depreciation)         Net Appreciation (Depreciation)
   305,101                     (0)                           305,101

                                 THE MAXUS FUNDS
             1301 East Ninth Street, Suite 3600, Cleveland, OH 44114
                                 (216) 687-1000

                               INVESTMENT ADVISOR
                           Maxus Asset Management Inc
                             1301 East Ninth Street
                              Cleveland, Ohio 44114

                                BOARD OF TRUSTEES
                                 Denis J. Amato
                                Richard A. Barone
                                Burton D. Morgan
                                Michael A. Rossi
                                  Jerry Murphy

                                    OFFICERS
                           Richard A. Barone, Chairman
                        Robert J. Conrad, Vice-President
                           Robert W. Curtin, Secretary

                                    CUSTODIAN
                                Star Bank, N. A.
                                425 Walnut Street
                                 P. O. Box 1118
                           Cincinnati, Ohio 45201-1118

                                 TRANSFER AGENT
                          Maxus Information Systems Inc
                             1301 East Ninth Street
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                              Maxus Securities Corp
                             1301 East Ninth Street
                              Cleveland, Ohio 44114

                                  LEGAL COUNSEL
                     Benesch, Friedlander, Coplan & Aronoff
                            2300 BP America Building
                                200 Public Square
                           Cleveland, Ohio 44114-2378

                                     AUDITOR
                         McCurdy & Associates CPA's Inc
                               27955 Clemens Road
                              Westlake, Ohio 44145